American Century Investments®
Quarterly Portfolio Holdings
Avantis® Inflation Focused Equity ETF (AVIE)
November 30, 2022

Avantis Inflation Focused Equity ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Beverages — 7.7%
Boston Beer Co., Inc., Class A(1)	14	5,381
Brown-Forman Corp., Class A	70	5,109
Brown-Forman Corp., Class B	413	30,157
Celsius Holdings, Inc.(1)	70	7,794
Coca-Cola Co.	3,087	196,364
Coca-Cola Consolidated, Inc.	7	3,443
Constellation Brands, Inc., Class A	161	41,433
Duckhorn Portfolio, Inc.(1)	70	1,124
Keurig Dr Pepper, Inc.	798	30,859
MGP Ingredients, Inc.	29	3,627
Molson Coors Beverage Co., Class B	273	15,045
Monster Beverage Corp.(1)	420	43,201
National Beverage Corp.	49	2,525
PepsiCo, Inc.	1,386	257,117
Vita Coco Co., Inc.(1)	56	663
		643,842
Biotechnology — 10.1%
AbbVie, Inc.	1,008	162,469
Alnylam Pharmaceuticals, Inc.(1)	140	30,883
Amgen, Inc.	469	134,322
Apellis Pharmaceuticals, Inc.(1)	126	6,291
Biogen, Inc.(1)	154	46,996
BioMarin Pharmaceutical, Inc.(1)	210	21,206
Cerevel Therapeutics Holdings, Inc.(1)	70	2,027
CRISPR Therapeutics AG(1)	98	5,369
Cytokinetics, Inc.(1)	133	5,653
Exact Sciences Corp.(1)	105	4,720
Exelixis, Inc.(1)	308	5,261
Gilead Sciences, Inc.	1,323	116,199
Halozyme Therapeutics, Inc.(1)	203	11,624
Horizon Therapeutics PLC(1)	133	13,339
Incyte Corp.(1)	189	15,058
Intellia Therapeutics, Inc.(1)	70	3,602
Ionis Pharmaceuticals, Inc.(1)	196	7,995
Karuna Therapeutics, Inc.(1)	35	8,236
Moderna, Inc.(1)	231	40,635
Natera, Inc.(1)	133	5,469
Neurocrine Biosciences, Inc.(1)	119	15,120
Regeneron Pharmaceuticals, Inc.(1)	77	57,881
Sarepta Therapeutics, Inc.(1)	119	14,614
Seagen, Inc.(1)	147	17,844
United Therapeutics Corp.(1)	70	19,592
Vertex Pharmaceuticals, Inc.(1)	231	73,088
		845,493
Chemicals — 4.5%
AdvanSix, Inc.	42	1,729
American Vanguard Corp.	77	1,771
Cabot Corp.	161	11,853

CF Industries Holdings, Inc.	483	52,256
Chemours Co.	511	15,866
Corteva, Inc.	1,155	77,570
Dow, Inc.	1,127	57,443
FMC Corp.	168	21,947
Hawkins, Inc.	42	1,747
Huntsman Corp.	245	6,806
Intrepid Potash, Inc.(1)	21	757
Koppers Holdings, Inc.	35	1,042
Kronos Worldwide, Inc.	70	645
LSB Industries, Inc.(1)	70	1,080
LyondellBasell Industries NV, Class A	490	41,655
Mativ Holdings, Inc.	77	1,599
Mosaic Co.	539	27,651
Olin Corp.	364	20,741
Origin Materials, Inc.(1)	182	1,014
Orion Engineered Carbons SA	133	2,498
PureCycle Technologies, Inc.(1)	287	1,992
Tredegar Corp.	77	796
Trinseo PLC	49	1,208
Tronox Holdings PLC, Class A	182	2,572
Valvoline, Inc.	399	13,159
Westlake Corp.	56	6,028
		373,425
Diversified Financial Services — 4.9%
Berkshire Hathaway, Inc., Class B(1)	1,274	405,896
Cannae Holdings, Inc.(1)	197	4,565
		410,461
Energy Equipment and Services — 3.3%
Archrock, Inc.	336	2,927
Baker Hughes Co.	980	28,440
Bristow Group, Inc.(1)	35	910
Cactus, Inc., Class A	114	6,200
ChampionX Corp.	427	13,169
Core Laboratories NV	56	1,214
Diamond Offshore Drilling, Inc.(1)	315	3,015
DMC Global, Inc.(1)	49	901
Dril-Quip, Inc.(1)	49	1,153
Expro Group Holdings NV(1)	189	3,283
Halliburton Co.	861	32,623
Helix Energy Solutions Group, Inc.(1)	301	1,920
Helmerich & Payne, Inc.	224	11,442
KLX Energy Services Holdings, Inc.(1)	31	489
Liberty Energy, Inc., Class A(1)	413	6,827
Nabors Industries Ltd.(1)	14	2,217
National Energy Services Reunited Corp.(1)	126	805
NexTier Oilfield Solutions, Inc.(1)	511	5,207
Nine Energy Service, Inc.(1)	45	473
NOV, Inc.	784	17,609
Oceaneering International, Inc.(1)	126	1,914
Patterson-UTI Energy, Inc.	490	8,795
ProFrac Holding Corp., Class A(1)	63	1,486
ProPetro Holding Corp.(1)	133	1,460
RPC, Inc.	112	1,037
Schlumberger Ltd.	1,582	81,552

Select Energy Services, Inc., Class A	112	917
Solaris Oilfield Infrastructure, Inc., Class A	77	845
TechnipFMC PLC(1)	1,211	15,016
TETRA Technologies, Inc.(1)	280	1,067
Tidewater, Inc.(1)	132	4,013
Transocean Ltd.(1)	917	3,897
US Silica Holdings, Inc.(1)	133	1,741
Valaris Ltd.(1)	133	8,779
Weatherford International PLC(1)	159	6,901
		280,244
Equity Real Estate Investment Trusts (REITs) — 0.6%
PotlatchDeltic Corp.	140	6,690
Rayonier, Inc.	252	9,042
Weyerhaeuser Co.	1,190	38,925
		54,657
Food Products — 1.8%
Alico, Inc.	28	866
Archer-Daniels-Midland Co.	854	83,265
Bunge Ltd.	252	26,420
Darling Ingredients, Inc.(1)	301	21,621
Fresh Del Monte Produce, Inc.	105	2,906
Ingredion, Inc.	133	13,030
		148,108
Health Care Providers and Services — 9.3%
AdaptHealth Corp.(1)	119	2,655
Alignment Healthcare, Inc.(1)	161	2,141
AmerisourceBergen Corp.	217	37,040
Cardinal Health, Inc.	427	34,233
Centene Corp.(1)	700	60,935
Clover Health Investments Corp.(1)	350	458
Elevance Health, Inc.	224	119,374
HealthEquity, Inc.(1)	119	7,554
Henry Schein, Inc.(1)	126	10,196
Humana, Inc.	154	84,685
McKesson Corp.	161	61,450
Molina Healthcare, Inc.(1)	98	33,003
Owens & Minor, Inc.	63	1,298
Patterson Cos., Inc.	133	3,783
Progyny, Inc.(1)	77	2,821
UnitedHealth Group, Inc.	574	314,414
		776,040
Household Products — 7.7%
Central Garden & Pet Co.(1)	21	862
Central Garden & Pet Co., Class A(1)	84	3,282
Church & Dwight Co., Inc.	329	26,935
Clorox Co.	252	37,460
Colgate-Palmolive Co.	1,484	114,980
Energizer Holdings, Inc.	147	5,011
Kimberly-Clark Corp.	672	91,144
Procter & Gamble Co.	2,345	349,780
Reynolds Consumer Products, Inc.	105	3,356
Spectrum Brands Holdings, Inc.	63	3,356
WD-40 Co.	28	4,690
		640,856

Insurance — 10.0%
Aflac, Inc.	805	57,904
Allstate Corp.	245	32,806
Ambac Financial Group, Inc.(1)	98	1,593
American Equity Investment Life Holding Co.	112	4,537
American Financial Group, Inc.	105	14,933
American International Group, Inc.	735	46,386
AMERISAFE, Inc.	28	1,662
Arch Capital Group Ltd.(1)	532	31,872
Argo Group International Holdings Ltd.	35	951
Assurant, Inc.	56	7,180
Assured Guaranty Ltd.	70	4,660
Axis Capital Holdings Ltd.	126	7,253
Brighthouse Financial, Inc.(1)	119	6,633
Chubb Ltd.	336	73,782
Cincinnati Financial Corp.	119	13,204
CNA Financial Corp.	28	1,192
CNO Financial Group, Inc.	119	2,794
Donegal Group, Inc., Class A	49	729
Employers Holdings, Inc.	49	2,277
Enstar Group Ltd.(1)	7	1,526
Erie Indemnity Co., Class A	42	11,860
Everest Re Group Ltd.	56	18,925
Fidelity National Financial, Inc.	252	10,171
First American Financial Corp.	105	5,738
Genworth Financial, Inc., Class A(1)	1,015	5,105
Globe Life, Inc.	126	15,115
Greenlight Capital Re Ltd., A Shares(1)	91	713
Hanover Insurance Group, Inc.	35	5,156
Hartford Financial Services Group, Inc.	462	35,283
Horace Mann Educators Corp.	56	2,161
James River Group Holdings Ltd.	63	1,513
Kemper Corp.	83	4,724
Kinsale Capital Group, Inc.	35	10,787
Lemonade, Inc.(1)	42	834
Lincoln National Corp.	133	5,179
Loews Corp.	231	13,433
Markel Corp.(1)	7	9,274
MBIA, Inc.(1)	77	979
Mercury General Corp.	28	1,016
MetLife, Inc.	595	45,637
Old Republic International Corp.	448	10,976
Oscar Health, Inc., Class A(1)	147	423
Palomar Holdings, Inc.(1)	42	2,635
Primerica, Inc.	70	10,432
Principal Financial Group, Inc.	364	32,644
ProAssurance Corp.	70	1,399
Progressive Corp.	532	70,304
Prudential Financial, Inc.	343	37,054
Reinsurance Group of America, Inc.	126	18,194
RenaissanceRe Holdings Ltd.	56	10,579
RLI Corp.	63	8,194
Safety Insurance Group, Inc.	28	2,569
Selective Insurance Group, Inc.	70	6,728
SiriusPoint Ltd.(1)	154	1,004

Stewart Information Services Corp.	28	1,239
Tiptree, Inc.	70	971
Travelers Cos., Inc.	280	53,147
Trupanion, Inc.(1)	28	1,464
United Fire Group, Inc.	42	1,283
Universal Insurance Holdings, Inc.	70	769
Unum Group	364	15,354
White Mountains Insurance Group Ltd.	7	9,512
WR Berkley Corp.	259	19,757
		834,108
Metals and Mining — 4.5%
Alcoa Corp.	231	11,580
Alpha Metallurgical Resources, Inc.	56	9,589
Arconic Corp.(1)	238	5,672
ATI, Inc.(1)	301	9,183
Carpenter Technology Corp.	118	4,845
Century Aluminum Co.(1)	119	1,072
Cleveland-Cliffs, Inc.(1)	714	11,053
Coeur Mining, Inc.(1)	676	2,366
Commercial Metals Co.	315	15,504
Compass Minerals International, Inc.	42	1,863
Freeport-McMoRan, Inc.	1,519	60,456
Haynes International, Inc.	35	1,749
Hecla Mining Co.	749	4,082
Kaiser Aluminum Corp.	21	1,898
Materion Corp.	49	3,947
MP Materials Corp.(1)	119	3,957
Newmont Corp.	721	34,226
Nucor Corp.	567	85,022
Olympic Steel, Inc.	35	1,228
Piedmont Lithium, Inc.(1)	28	1,614
Ramaco Resources, Inc.	84	962
Reliance Steel & Aluminum Co.	126	26,623
Royal Gold, Inc.	77	8,649
Ryerson Holding Corp.	42	1,239
Schnitzer Steel Industries, Inc., Class A	42	1,442
Steel Dynamics, Inc.	420	43,651
SunCoke Energy, Inc.	140	1,184
TimkenSteel Corp.(1)	70	1,309
United States Steel Corp.	315	8,281
Warrior Met Coal, Inc.	140	5,155
Worthington Industries, Inc.	70	3,972
		373,373
Oil, Gas and Consumable Fuels — 24.2%
Antero Midstream Corp.	441	4,997
Antero Resources Corp.(1)	448	16,374
APA Corp.	420	19,677
Arch Resources, Inc.	35	5,416
Archaea Energy, Inc.(1)	98	2,542
Ardmore Shipping Corp.(1)	77	1,161
Berry Corp.	98	883
Brigham Minerals, Inc., Class A	84	2,976
California Resources Corp.	105	4,765
Callon Petroleum Co.(1)	49	2,054
Centrus Energy Corp., Class A(1)	21	798

Cheniere Energy, Inc.	245	42,963
Chesapeake Energy Corp.	189	19,561
Chevron Corp.	1,470	269,466
Chord Energy Corp.	63	9,609
Civitas Resources, Inc.	98	6,601
Clean Energy Fuels Corp.(1)	224	1,514
CNX Resources Corp.(1)	231	4,012
Comstock Resources, Inc.	175	3,211
ConocoPhillips	1,302	160,810
CONSOL Energy, Inc.	56	4,337
Coterra Energy, Inc.	1,169	32,627
Crescent Energy Co., Class A	56	787
CVR Energy, Inc.	56	2,064
Delek US Holdings, Inc.	112	3,470
Denbury, Inc.(1)	70	6,283
Devon Energy Corp.	903	61,874
DHT Holdings, Inc.	238	2,411
Diamondback Energy, Inc.	224	33,156
Dorian LPG Ltd.	56	1,090
DTE Midstream LLC(1)	133	8,024
Earthstone Energy, Inc., Class A(1)	84	1,331
EnLink Midstream LLC(1)	371	4,771
Enviva, Inc.	28	1,589
EOG Resources, Inc.	630	89,416
EQT Corp.	546	23,156
Equitrans Midstream Corp.	812	6,813
Excelerate Energy, Inc., Class A	35	993
Exxon Mobil Corp.	3,668	408,395
Gevo, Inc.(1)	322	702
Green Plains, Inc.(1)	91	3,145
Gulfport Energy Corp.(1)	14	1,135
Hess Corp.	364	52,383
Hess Midstream LP, Class A	63	1,967
HF Sinclair Corp.	273	17,019
HighPeak Energy, Inc.	35	839
International Seaways, Inc.	84	3,619
Kimbell Royalty Partners LP(1)	84	1,451
Kinder Morgan, Inc.	1,750	33,460
Kinetik Holdings, Inc.	21	715
Kosmos Energy Ltd.(1)	707	4,702
Laredo Petroleum, Inc.(1)	28	1,787
Magnolia Oil & Gas Corp., Class A	259	6,755
Marathon Oil Corp.	910	27,873
Marathon Petroleum Corp.	644	78,446
Matador Resources Co.	175	11,613
Murphy Oil Corp.	168	7,930
New Fortress Energy, Inc.	63	3,207
NextDecade Corp.(1)	112	608
Noble Corp. PLC(1)	225	8,354
Nordic American Tankers Ltd.	364	1,318
Northern Oil & Gas, Inc.	91	3,311
Occidental Petroleum Corp.	910	63,236
ONEOK, Inc.	462	30,917
Ovintiv, Inc.	357	19,906
Par Pacific Holdings, Inc.(1)	91	2,132

PBF Energy, Inc., Class A	210	8,352
PDC Energy, Inc.	126	9,364
Peabody Energy Corp.(1)	175	5,590
Permian Resources Corp.	238	2,418
Phillips 66	651	70,594
Pioneer Natural Resources Co.	224	52,862
Plains GP Holdings LP, Class A(1)	301	3,982
Range Resources Corp.	434	12,530
Ranger Oil Corp., Class A	35	1,525
REX American Resources Corp.(1)	28	826
SandRidge Energy, Inc.(1)	63	1,285
Scorpio Tankers, Inc.	91	4,643
SFL Corp. Ltd.	175	1,713
SilverBow Resources, Inc.(1)	35	1,222
Sitio Royalties Corp.	35	1,104
SM Energy Co.	203	8,751
Southwestern Energy Co.(1)	2,030	14,048
Talos Energy, Inc.(1)	133	2,613
Targa Resources Corp.	294	21,871
Teekay Corp.(1)	203	903
Teekay Tankers Ltd., Class A(1)	42	1,417
Tellurian, Inc.(1)	644	1,732
Texas Pacific Land Corp.	7	18,148
Uranium Energy Corp.(1)	224	869
Valero Energy Corp.	532	71,086
Viper Energy Partners LP(1)	98	3,237
W&T Offshore, Inc.(1)	147	1,010
Williams Cos., Inc.	1,141	39,593
World Fuel Services Corp.	77	2,191
		2,025,986
Pharmaceuticals — 9.5%
Bristol-Myers Squibb Co.	1,141	91,599
Catalent, Inc.(1)	105	5,264
Elanco Animal Health, Inc.(1)	161	2,072
Eli Lilly & Co.	434	161,049
Intra-Cellular Therapies, Inc.(1)	42	2,277
Jazz Pharmaceuticals PLC(1)	49	7,689
Johnson & Johnson	1,085	193,130
Merck & Co., Inc.	1,498	164,960
Organon & Co.	119	3,096
Perrigo Co. PLC	113	3,642
Pfizer, Inc.	2,373	118,958
Royalty Pharma PLC, Class A	231	10,157
Viatris, Inc.	966	10,655
Zoetis, Inc.	161	24,817
		799,365
Tobacco — 1.5%
Philip Morris International, Inc.	1,232	122,794
Universal Corp.	42	2,390
Vector Group Ltd.	203	2,253
		127,437
TOTAL COMMON STOCKS (Cost $7,913,577)		8,333,395

SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $12,699)	12,699	12,699
TOTAL INVESTMENT SECURITIES—99.8% (Cost $7,926,276)		8,346,094
OTHER ASSETS AND LIABILITIES — 0.2%		16,492
TOTAL NET ASSETS — 100.0%		$8,362,586

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.